Details of Significant Accounts - Summary of Other payables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Financial Liabilities [Line Items]
Other payables	$ 189,141	$ 6,736	$ 131,064
Research Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	130,790	4,658	72,576
Salaries and Bonuses
Disclosure Of Financial Liabilities [Line Items]
Other payables	20,035	714	25,405
Service Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	12,529	446	14,236
Medical Research Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	6,632	236	4,526
Labor and Health Insurance
Disclosure Of Financial Liabilities [Line Items]
Other payables	1,602	57	1,732
Repair Expense
Disclosure Of Financial Liabilities [Line Items]
Other payables	564	20	638
Payables on Machinery, Equipment and Intangible Assets
Disclosure Of Financial Liabilities [Line Items]
Other payables	313	11	264
Other Accrued Expenses
Disclosure Of Financial Liabilities [Line Items]
Other payables	$ 16,676	$ 594	$ 11,687